ORIX Corporation Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2026
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2025 and 2026 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2025	Six months ended September 30, 2026
Resolution	The board of directors on May 19, 2025	The board of directors on May 18, 2026
Type of shares	Common stock	Common stock
Total dividends paid	¥65,920 million	¥68,675 million
Dividend per share	¥57.84	¥62.34
Date of record for dividend	March 31, 2025	March 31, 2026
Effective date for dividend	June 4, 2025	June 3, 2026
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 19, 2025 include ¥197 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2025. Total dividends paid by resolution of the board of directors on May 18, 2026 include ¥189 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2026.

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2025 and 2026, and for which the effective date was after September 30, 2025 and 2026

	Six months ended September 30, 2025	Six months ended September 30, 2026
Resolution	The board of directors on November 12, 2025	The board of directors on November 9, 2026
Type of shares	Common stock	Common stock
Total dividends paid	¥104,883 million	¥122,593 million
Dividend per share	¥93.76	¥113.56
Date of record for dividend	September 30, 2025	September 30, 2026
Effective date for dividend	December 9, 2025	December 7, 2026
Dividend resource	Retained earnings	Retained earnings